UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06453

Fidelity Court Street Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Institutional Class : FSKXX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,242,027,679
Number of Holdings	172
Total Advisory Fee	$2,188,597
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.9
8-30	3.2
31-60	1.4
61-90	6.9
91-180	6.8
>180	9.8

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914087.100    1870-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund : FAYXX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New Jersey Municipal Money Market Fund	$ 43	0.42%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,242,027,679
Number of Holdings	172
Total Advisory Fee	$2,188,597
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.9
8-30	3.2
31-60	1.4
61-90	6.9
91-180	6.8
>180	9.8

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914089.100    6960-TSRA-0125

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® New Jersey Municipal Money Market Fund Fidelity® New Jersey Municipal Money Market Fund Premium Class : FSJXX

This annual shareholder report contains information about Fidelity® New Jersey Municipal Money Market Fund for the period December 1, 2023 to November 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of November 30, 2024)

KEY FACTS
Fund Size	$1,242,027,679
Number of Holdings	172
Total Advisory Fee	$2,188,597
What did the Fund invest in?
(as of November 30, 2024)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	69.9
8-30	3.2
31-60	1.4
61-90	6.9
91-180	6.8
>180	9.8

ASSET ALLOCATION (% of Fund's net assets)

How has the Fund changed?

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 29, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914088.100    423-TSRA-0125

Item 2.

Code of Ethics

As of the end of the period, November 30, 2024, Fidelity Court Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity New Jersey Municipal Money Market Fund (the “Fund”):

Services Billed by PwC

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Jersey Municipal Money Market Fund	$39,200	$3,000	$2,100	$1,300

November 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New Jersey Municipal Money Market Fund	$42,300	$3,100	$4,200	$1,300

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2024A	November 30, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2024A	November 30, 2023A
PwC	$15,297,500	$14,394,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New Jersey Municipal Money Market Fund

Annual Report
November 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New Jersey Municipal Money Market Fund
Schedule of Investments November 30, 2024
Showing Percentage of Net Assets
Variable Rate Demand Note - 32.6%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.15% 12/6/24, VRDN (b)(c)	900,000	900,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 3.6% 12/6/24, VRDN (b)(c)	3,000,000	3,000,000
TOTAL ALABAMA		3,900,000
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 3.38% 12/6/24, VRDN (b)	400,000	400,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 3.15% 12/6/24, VRDN (b)(c)	300,000	300,000
Florida - 1.9%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 3.05% 12/6/24, VRDN (b)(c)	7,100,000	7,100,000
Series 2018 B, 3% 12/6/24, VRDN (b)(c)	200,000	200,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A:
2.95% 12/6/24, VRDN (b)(c)	300,000	300,000
3.05% 12/6/24, VRDN (b)(c)	1,100,000	1,100,000
Miami-Dade County Indl. Dev. Auth. Rev.:
Series 2024 A, 3% 12/6/24, VRDN (b)(c)	7,300,000	7,300,000
Series 2024 B, 3.33% 12/6/24, VRDN (b)(c)	7,800,000	7,800,000
TOTAL FLORIDA		23,800,000
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 3.05% 12/6/24, VRDN (b)(c)	200,000	200,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 3.1% 12/6/24, VRDN (b)(c)	4,800,000	4,800,000
TOTAL IOWA		5,000,000
Kansas - 0.2%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 3.2% 12/6/24, VRDN (b)	100,000	100,000
Series 2007 B, 3.2% 12/6/24, VRDN (b)	300,000	300,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	1,100,000	1,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	100,000	100,000
(Western Resources, Inc. Proj.) Series 1994, 2.95% 12/6/24, VRDN (b)	500,000	500,000
TOTAL KANSAS		2,100,000
Kentucky - 0.3%
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 2.95% 12/6/24 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	1,800,000	1,800,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 B1, 3.45% 12/2/24, VRDN (b)(c)	325,000	325,000
Series 2021 A1, 3.8% 12/2/24, VRDN (b)(c)	1,300,000	1,300,000
Series 2021 B1, 3.45% 12/2/24, VRDN (b)(c)	100,000	100,000
TOTAL KENTUCKY		3,525,000
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. Series 1998, 3.15% 12/6/24, VRDN (b)(c)	100,000	100,000
New Jersey - 26.6%
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 3.18% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	49,100,000	49,100,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 3.13% 12/6/24, LOC Bank of America NA, VRDN (b)	79,105,000	79,105,000
Series 2008 C, 3.13% 12/6/24, LOC JPMorgan Chase Bank, VRDN (b)	58,285,000	58,285,000
(Virtua Health Proj.):
Series 2004, 2.68% 12/6/24, LOC Wells Fargo Bank NA, VRDN (b)	30,325,000	30,325,000
Series 2009 B, 2.25% 12/2/24, LOC JPMorgan Chase Bank, VRDN (b)	14,310,000	14,310,000
Series 2009 C, 2.2% 12/2/24, LOC JPMorgan Chase Bank, VRDN (b)	8,205,000	8,205,000
Series 2009 D, 3% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	44,230,000	44,230,000
Series 2009 E, 2.3% 12/6/24, LOC TD Banknorth, NA, VRDN (b)	6,550,000	6,550,000
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 2.85% 12/2/24 (Exxon Mobil Corp. Guaranteed), VRDN (b)	28,300,000	28,300,000
FHLMC Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 3.18% 12/6/24, LOC Freddie Mac, VRDN (b)	11,300,000	11,300,000
TOTAL NEW JERSEY		329,710,000
New York And New Jersey - 2.0%
Port Auth. of New York & New Jersey:
Series 1992 2, SIFMA Municipal Swap Index + 0.050% 3.23% 12/30/24, VRDN (b)(d)(e)	6,400,000	6,400,000
Series 1995 3, SIFMA Municipal Swap Index + 0.080% 3.26% 12/30/24, VRDN (b)(c)(d)(e)	4,800,000	4,800,000
Series 1995 4, SIFMA Municipal Swap Index + 0.080% 3.26% 12/30/24, VRDN (b)(c)(d)(e)	6,600,000	6,600,000
Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.23% 12/30/24, VRDN (b)(d)(e)	4,400,000	4,400,000
Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.23% 12/30/24, VRDN (b)(d)(e)	3,100,000	3,100,000
TOTAL NEW YORK AND NEW JERSEY		25,300,000
North Carolina - 0.5%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 3% 12/6/24, VRDN (b)(c)	6,400,000	6,400,000
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev.:
(Nucor Corp. Proj.):
Series 1995, 3.15% 12/6/24, VRDN (b)(c)	100,000	100,000
Series 1997, 3.15% 12/6/24, VRDN (b)(c)	300,000	300,000
Series A, 3.07% 12/6/24, VRDN (b)(c)	1,500,000	1,500,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 3.07% 12/6/24, VRDN (b)(c)	200,000	200,000
TOTAL SOUTH CAROLINA		2,100,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 3.15% 12/6/24, VRDN (b)(c)	50,000	50,000
Wyoming - 0.2%
Converse County Envir. Impt. Rev. Series 1995, 3.15% 12/6/24, VRDN (b)(c)	500,000	500,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 3.35% 12/2/24, VRDN (b)(c)	1,300,000	1,300,000
TOTAL WYOMING		1,800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $404,485,000)		404,485,000

Tender Option Bond - 26.0%
	Principal Amount (a)	Value ($)
Alaska - 0.0%
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 92 01, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	200,000	200,000
Colorado - 0.2%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2023, 3.48% 1/3/25 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,700,000	1,700,000
Illinois - 0.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 3.48% 1/3/25 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	300,000	300,000
Missouri - 0.0%
Missouri Health & Edl. Facilities Rev. Bonds Series 2023 G 121, 3.06%, tender 12/2/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	300,000	300,000
New Jersey - 21.6%
Gloucester County Impt. Auth. Rev. Participating VRDN Series XG 05 57, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,660,000	1,660,000
Middlesex County Impt. Auth. Rutgers Univ. Gen. Oblig. Participating VRDN:
Series XF 31 23, 3.19% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	15,000,000	15,000,000
Series XG 04 92, 3.21% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,200,000	3,200,000
Series XG 04 93, 3.21% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	3,110,000	3,110,000
New Jersey Econ. Dev. Auth. Participating VRDN:
Series 2022 YX 12 56, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,985,000	2,985,000
Series XF 28 65, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,500,000	4,500,000
Series XL 03 95, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,750,000	3,750,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 10 48, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,985,000	8,985,000
Series Floaters XF 23 93, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,600,000	3,600,000
Series Floaters XF 25 38, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,810,000	2,810,000
Series Floaters XL 00 52, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,100,000	1,100,000
Series XF 23 40, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	750,000	750,000
Series YX 12 87, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,165,000	8,165,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series XL 04 70, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,190,000	5,190,000
Series XL 05 35, 3.3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	9,600,000	9,600,000
New Jersey Edl. Facility Participating VRDN Series Floaters XF 27 56, 3.21% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	3,400,000	3,400,000
New Jersey Health Care Facilities Fing. Auth. Rev. Participating VRDN Series 2022 043, 2.9% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,985,000	7,985,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series XF 09 57, 3.25% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	715,000	715,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN Floater BAML 24, 3.1% 12/2/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	6,807,500	6,807,500
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Participating VRDN:
Series Floater 2024, 3.43% 1/3/25 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	10,100,000	10,100,000
Series YX 13 14, 3.2% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,510,000	6,510,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series Floaters XG 02 28, 3.21% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,965,000	4,965,000
Series YX 13 33, 3.2% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,015,000	8,015,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series 2022 XF 04 09, 3.21% 12/6/24 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,400,000	10,400,000
Series 2022 YX 12 46, 3.21% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,880,000	7,880,000
Series XG 05 69, 2.89% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	6,800,000	6,800,000
Series XM 10 96, 2.91% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	22,800,000	22,800,000
Series ZF 31 72, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,000,000	5,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series Floaters XG 02 05, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	700,000	700,000
Series XF 16 75, 3.22% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	8,300,000	8,300,000
Series YX 12 68, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,300,000	8,300,000
Series YX 12 70, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	9,295,000	9,295,000
Series YX 12 83, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,870,000	7,870,000
RIB Floater Trust Various States Participating VRDN Series 2024, 3.2% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	52,400,000	52,400,000
Union County Util. Auth. Solid Waste Facilities Lease Rev. Participating VRDN Series ZF 24 79, 2.87% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	5,845,000	5,845,000
TOTAL NEW JERSEY		268,492,500
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series YX 12 14, 3.22% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	12,265,000	12,265,000
New York And New Jersey - 3.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 2023 G, 3.24% 12/6/24 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	1,800,000	1,800,000
Series BC 22 023, 2.9% 12/2/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	6,515,000	6,515,000
Series Floater 2023-0009, 3.21% 12/6/24 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	1,800,000	1,800,000
Series MS 3321, 2.93% 12/6/24 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	4,970,000	4,970,000
Series X3 03 37, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	3,935,000	3,935,000
Series XF 15 79, 3% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,500,000	1,500,000
Series XF 16 22, 3.21% 12/6/24 (Liquidity Facility Bank of America NA) (b)(f)(g)	400,000	400,000
Series XF 31 84, 3.21% 12/6/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,600,000	2,600,000
Series XG 03 79, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,140,000	1,140,000
Series XG 03 94, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	3,325,000	3,325,000
Series XG 04 38, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	655,000	655,000
Series XG 04 71, 3.03% 12/2/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	3,940,000	3,940,000
Series XG 05 26, 3.24% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	2,200,000	2,200,000
Series XL 05 36, 3.23% 12/6/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,000,000	1,000,000
Series YX 11 78, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,400,000	1,400,000
Series ZF 16 99, 3.22% 12/6/24 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,000,000	1,000,000
Series ZL 02 70, 3.23% 12/6/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	600,000	600,000
TOTAL NEW YORK AND NEW JERSEY		38,780,000
Pennsylvania - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 77, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(f)(g)	700,000	700,000
TOTAL TENDER OPTION BOND (Cost $322,737,500)		322,737,500

Other Municipal Security - 27.7%
	Principal Amount (a)	Value ($)
Delaware, New Jersey - 0.3%
Delaware River & Bay Auth. Rev. Bonds:
Series 2022, 5% 1/1/25	1,000,000	1,001,838
Series 2024 B, 5% 1/1/25	2,025,000	2,027,868
TOTAL DELAWARE, NEW JERSEY		3,029,706
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 3.43%, tender 6/27/25 (b)(e)	300,000	300,000
New Jersey - 27.0%
Avalon Borough Gen. Oblig. BAN Series 2024, 3.75% 2/6/25	22,382,000	22,407,445
Bergen County Impt. Auth. Rev. RAN Series 2024, 4% 10/16/25 (Bergen County Gen. Oblig. Guaranteed)	100,000	100,670
Berkely Township BAN Series 2024 A, 4.25% 3/20/25	10,772,000	10,802,192
Burlington County Gen. Oblig. BAN Series 2024 A, 4.5% 6/18/25	10,200,000	10,241,819
Chatham Boro Gen. Oblig. BAN Series 2024, 4.5% 5/16/25	7,188,000	7,208,127
Cranford Township Gen. Oblig. BAN Series 2024, 4.5% 7/18/25	9,700,000	9,730,390
East Brunswick Township Gen. Oblig. BAN Series 2024 A, 4.5% 7/15/25	7,000,000	7,039,745
Essex County Gen. Oblig. BAN Series 2024, 4.25% 7/10/25	775,000	779,197
Essex County Impt. Auth. BAN (Essex County Family Court Bldg. Proj.) Series 2024, 5% 6/18/25 (Essex County Gen. Oblig. Guaranteed)	515,000	519,254
Evesham Township BAN Series 2024 A, 4% 9/16/25	2,000,000	2,012,576
Hamilton Township Mercer County BAN Series 2024 A, 5% 5/14/25	1,560,000	1,569,358
Hazlet Township NJ BAN Series 2024 A, 4% 11/6/25	9,623,000	9,692,286
Hoboken Gen. Oblig. BAN Series 2024 A, 4% 3/12/25	5,690,000	5,703,926
Hudson County Gen. Oblig.:
BAN Series 2024, 4% 2/28/25	12,146,000	12,169,725
Bonds Series 2014, 5% 12/1/24	330,000	330,000
Hudson County Impt. Auth. Rev. BAN Series 2024 A1, 4.25% 3/25/25 (Hudson County Gen. Oblig. Guaranteed)	6,485,000	6,504,337
Livingston Township Gen. Oblig. BAN:
Series 2023, 5% 12/10/24	6,135,000	6,137,284
Series 2024, 4% 12/5/25 (h)	7,000,000	7,070,560
Mercer County Gen. Oblig. Bonds Series 2022, 4% 2/1/25	100,000	100,099
Monmouth County Impt. Auth. Rev.:
BAN Series 2024, 4% 3/14/25 (Monmouth County Guaranteed)	26,860,000	26,909,209
Bonds Series 2019 B, 5% 12/1/24 (Monmouth County Guaranteed)	390,000	390,000
Monroe Township Middlesex County Gen. Oblig. Bonds Series 2021, 4% 1/15/25	1,005,000	1,006,379
Morris Township Gen. Oblig. BAN Series 2024, 4% 9/25/25	12,051,000	12,170,641
New Jersey Econ. Dev. Auth. Bonds Series 2023 RRR, 5% 3/1/25	1,000,000	1,003,666
New Jersey Econ. Dev. Auth. Lease Rev. Bonds Series 2018 C, 4% 6/15/25	440,000	441,180
New Jersey Econ. Dev. Auth. Rev. Bonds:
Series 2013 I, 4.43% 9/1/25 (b)(e)	600,000	599,017
Series 2017 DDD, 5% 6/15/25	210,000	211,819
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2024 A, 5% 5/15/25 (h)	4,000,000	4,031,040
Series 2024 A, 2.5% 2/18/25, CP	41,000,000	41,000,000
New Jersey Gen. Oblig. Bonds:
Series 2014, 5% 6/1/25 (Pre-Refunded to 6/1/25 @ 100)	200,000	201,355
Series 2020 A, 5% 6/1/25	285,000	287,374
New Jersey Health Care Facilities Fing. Auth. Rev. Bonds:
Series 2016 A, 5% 7/1/25	285,000	287,868
Series 2019 B2, 5%, tender 7/1/25 (b)	1,950,000	1,966,955
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Bonds:
Series 2015 1A, 5% 12/1/24 (c)	6,610,000	6,610,000
Series 2017 1A, 5% 12/1/24 (c)	3,750,000	3,750,000
Series 2018 B, 5% 12/1/24 (c)	1,400,000	1,400,000
Series 2019 A, 5% 12/1/24	4,190,000	4,190,000
Series 2021 B, 5% 12/1/24 (c)	570,000	570,000
Series 2022 A, 5% 12/1/24 (c)	650,000	650,000
Series 2022 B, 5% 12/1/24 (c)	1,395,000	1,395,000
New Jersey Tpk. Auth. Tpk. Rev. Bonds:
Series 2014 C, 5% 1/1/25	495,000	495,567
Series 2017 E, 5% 1/1/25	1,000,000	1,001,251
New Jersey Trans. Trust Fund Auth. Bonds:
Series 2006 C:
0% 12/15/24	1,075,000	1,073,561
0% 12/15/24 (Escrowed to Maturity)	570,000	569,231
Series 2008, 0% 12/15/24 (Escrowed to Maturity)	290,000	289,606
Series 2018 A, 5% 12/15/24 (Escrowed to Maturity)	6,080,000	6,083,456
Series 2022 AA, 5% 6/15/25	3,375,000	3,403,840
Series A, 5% 12/15/24 (Escrowed to Maturity)	4,050,000	4,052,244
North Arlington BAN Series 2024, 4.5% 8/1/25	8,030,000	8,068,598
North Brunswick Township Gen. Oblig. BAN Series 2024 A, 5% 7/8/25	310,000	312,851
Old Bridge Township Gen. Oblig. BAN Series 2024, 4% 9/5/25	3,000,000	3,019,126
Plainsboro Township Gen. Oblig. BAN Series 2024, 4.25% 7/24/25	11,000,000	11,063,032
Rahway Gen. Oblig. BAN Series 2024, 4.5% 7/24/25	100,000	100,814
Ridgefield Park BAN Series 2024, 4.5% 4/4/25	6,462,000	6,477,211
Ringwood Boro Gen. Oblig. BAN Series 2024, 4.5% 4/4/25	8,509,000	8,536,924
River Edge N J BAN Series 2024, 4.5% 6/18/25	9,000,000	9,033,057
Rockaway Township Gen. Oblig. BAN Series 2023, 4.75% 12/13/24	9,235,130	9,238,312
Rutgers State Univ. Rev. Bonds Series 2016 M, 5% 5/1/25	350,000	352,237
Tenafly BAN Series 2024, 4.5% 5/22/25	4,000,000	4,015,272
Verona Township Gen. Oblig. BAN Series 2024 B, 4% 10/22/25	9,858,800	9,932,829
West Caldwell Township BAN Series 2024, 4% 9/3/25	10,923,325	10,991,325
Wood-Ridge Gen. Oblig. BAN Series 2024, 4.5% 2/25/25	8,200,000	8,220,480
Woolwich Township BAN Series 2024, 4.5% 5/21/25	265,000	266,408
TOTAL NEW JERSEY		335,787,725
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Bonds:
Series 2023 242, 5% 12/1/24 (c)	2,250,000	2,250,000
Series 2024 246, 5% 9/1/25 (c)	3,100,000	3,139,755
TOTAL NEW YORK AND NEW JERSEY		5,389,755
TOTAL OTHER MUNICIPAL SECURITY (Cost $344,507,186)		344,507,186

Investment Company - 11.7%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.98% (i)(j) (Cost $145,006,573)	144,978,744	145,006,573

TOTAL INVESTMENT IN SECURITIES - 98.0% (Cost $1,216,736,259)	1,216,736,259
NET OTHER ASSETS (LIABILITIES) - 2.0%	25,291,420
NET ASSETS - 100.0%	1,242,027,679

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,200,000 or 2.1% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Mizuho Floater / Residual Trust V Participating VRDN Floater MIZ 91 77, 3.18% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	6/20/24	700,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 92 01, 3.5% 1/3/25 (Liquidity Facility Mizuho Cap. Markets LLC)	11/21/24	200,000

Port Auth. of New York & New Jersey Series 1992 2, SIFMA Municipal Swap Index + 0.050% 3.23% 12/30/24, VRDN	2/14/92	6,400,000

Port Auth. of New York & New Jersey Series 1995 3, SIFMA Municipal Swap Index + 0.080% 3.26% 12/5/24, VRDN	9/15/95	4,800,000

Port Auth. of New York & New Jersey Series 1995 4, SIFMA Municipal Swap Index + 0.080% 3.26% 12/5/24, VRDN	8/09/02	6,600,000

Port Auth. of New York & New Jersey Series 1997 1, SIFMA Municipal Swap Index + 0.050% 3.23% 12/30/24, VRDN	8/09/02	4,400,000

Port Auth. of New York & New Jersey Series 1997 2, SIFMA Municipal Swap Index + 0.050% 3.23% 12/30/24, VRDN	9/15/97	3,100,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 2.98%	95,313,423	403,390,100	353,690,187	4,755,828	(6,763)	-	145,006,573	4.2%
Total	95,313,423	403,390,100	353,690,187	4,755,828	(6,763)	-	145,006,573

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,071,729,686)	$1,071,729,686
Fidelity Central Funds (cost $145,006,573)	145,006,573

Total Investment in Securities (cost $1,216,736,259)		$1,216,736,259
Cash		27,302,836
Receivable for fund shares sold		471,620
Interest receivable		11,809,810
Distributions receivable from Fidelity Central Funds		385,196
Receivable from investment adviser for expense reductions		25,895
Other receivables		3,556
Total assets		1,256,735,172
Liabilities
Payable for investments purchased
Regular delivery	$2,000,000
Delayed delivery	11,101,600
Payable for fund shares redeemed	1,095,563
Distributions payable	226,572
Accrued management fee	203,811
Other affiliated payables	79,947
Total liabilities		14,707,493
Net Assets		$1,242,027,679
Net Assets consist of:
Paid in capital		$1,241,990,133
Total accumulated earnings (loss)		37,546
Net Assets		$1,242,027,679

Net Asset Value and Maximum Offering Price
Fidelity New Jersey Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($21,706,142 ÷ 21,712,168 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($595,763,529 ÷ 595,310,399 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($624,558,008 ÷ 623,857,260 shares)		$1.00
Statement of Operations
Year ended November 30, 2024
Investment Income
Interest		$32,122,465
Income from Fidelity Central Funds		4,755,828
Total income		36,878,293
Expenses
Management fee	$2,188,597
Transfer agent fees	865,116
Independent trustees' fees and expenses	2,813
Miscellaneous	3,085
Total expenses before reductions	3,059,611
Expense reductions	(259,113)
Total expenses after reductions		2,800,498
Net Investment income (loss)		34,077,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27,175
Fidelity Central Funds	(6,763)
Total net realized gain (loss)		20,412
Net increase in net assets resulting from operations		$34,098,207
Statement of Changes in Net Assets

	Year ended November 30, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,077,795	$24,894,259
Net realized gain (loss)	20,412	73,022
Net increase in net assets resulting from operations	34,098,207	24,967,281
Distributions to shareholders	(34,057,749)	(24,877,748)

Share transactions - net increase (decrease)	310,049,285	146,856,659
Total increase (decrease) in net assets	310,089,743	146,946,192

Net Assets
Beginning of period	931,937,936	784,991,744
End of period	$1,242,027,679	$931,937,936

Financial Highlights
Fidelity® New Jersey Municipal Money Market Fund

Years ended November 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.030	.027	.003
Net realized and unrealized gain (loss)	(.001) C	- D	- D
Total from investment operations	.029	.027	.003
Distributions from net investment income	(.029)	(.027)	(.003)
Total distributions	(.029)	(.027)	(.003)
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return E,F	2.99%	2.76%	.32%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.42%	.42%	.42% I
Expenses net of fee waivers, if any	.42%	.42%	.42% I
Expenses net of all reductions	.42%	.42%	.42% I
Net investment income (loss)	2.95%	2.73%	1.61% I
Supplemental Data
Net assets, end of period (000 omitted)	$21,706	$9,456	$1,614

AFor the period September 22, 2022 (commencement of sale of shares) through November 30, 2022.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DAmount represents less than $.0005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
Fidelity® New Jersey Municipal Money Market Fund Institutional Class

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.032	.029	.008	- B	.005
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.032	.029	.008	- B	.005
Distributions from net investment income	(.032)	(.029)	(.008)	- B	(.005)
Total distributions	(.032)	(.029)	(.008)	- B	(.005)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.22%	2.99%	.79%	.01%	.52%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.18%	.10%	.20%
Expenses net of all reductions	.20%	.20%	.18%	.10%	.20%
Net investment income (loss)	3.17%	2.96%	1.01%	.01%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$595,764	$401,895	$290,546	$209,900	$260,192

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® New Jersey Municipal Money Market Fund Premium Class

Years ended November 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.031	.028	.007	- B	.004
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.031	.028	.007	- B	.004
Distributions from net investment income	(.031)	(.028)	(.007)	- B	(.004)
Total distributions	(.031)	(.028)	(.007)	- B	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.12%	2.89%	.72%	.01%	.44%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.27%	.10%	.27%
Expenses net of all reductions	.30%	.30%	.27%	.10%	.27%
Net investment income (loss)	3.07%	2.86%	.92%	.01%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$624,558	$520,586	$492,831	$127,495	$139,392

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended November 30, 2024

1. Organization.
Fidelity New Jersey Municipal Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New Jersey Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of November 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$1,216,736,259

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$16,619
Undistributed ordinary income	$6,918
Undistributed long-term capital gain	$15,532
Net unrealized appreciation (depreciation) on securities and other investments	$-

The tax character of distributions paid was as follows:

	November 30, 2024	November 30, 2023
Tax-exempt Income	$34,057,749	$24,877,748

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. The amendments have been implemented to date, and management has concluded that there are no material impacts to the Fund's financial statements and related disclosures.

New Accounting Pronouncement. In November 2023, the FASB issued Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. Effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, the amendments enhance required disclosures of segment information for public entities on an annual and interim basis. The ASU allows for early adoption with updates applied retrospectively. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity New Jersey Municipal Money Market Fund	34,677.22
Institutional Class	249,505.05
Premium Class	580,934.10
	865,116
Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity New Jersey Municipal Money Market Fund	9,699,141	7,865,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $248,853.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,260.
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity New Jersey Municipal Money Market Fund
Distributions to shareholders
Fidelity New Jersey Municipal Money Market Fund	$461,285	$145,486
Institutional Class	15,780,049	10,799,761
Premium Class	17,816,415	13,932,501
Total	$34,057,749	$24,877,748
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2024	Year ended November 30, 2023	Year ended November 30, 2024	Year ended November 30, 2023
Fidelity New Jersey Municipal Money Market Fund
Shares sold	40,405,756	15,256,176	$40,405,756	$15,256,176
Reinvestment of distributions	433,989	134,419	433,989	134,419
Shares redeemed	(28,584,576)	(7,547,905)	(28,584,576)	(7,547,905)
Net increase (decrease)	12,255,169	7,842,690	$12,255,169	$7,842,690
Institutional Class
Shares sold	786,451,896	571,573,076	$786,451,896	$571,573,076
Reinvestment of distributions	13,937,857	9,650,499	13,937,857	9,650,499
Shares redeemed	(606,569,783)	(469,969,391)	(606,569,783)	(469,969,391)
Net increase (decrease)	193,819,970	111,254,184	$193,819,970	$111,254,184
Premium Class
Shares sold	341,261,292	285,874,277	$341,261,292	$285,877,771
Reinvestment of distributions	16,682,506	13,015,481	16,682,506	13,015,481
Shares redeemed	(253,969,652)	(271,133,467)	(253,969,652)	(271,133,467)
Net increase (decrease)	103,974,146	27,756,291	$103,974,146	$27,759,785
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey Municipal Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity New Jersey Municipal Money Market Fund (one of the funds constituting Fidelity Court Street Trust II, referred to hereafter as the "Fund") as of November 30, 2024, the related statement of operations for the year ended November 30, 2024, the statement of changes in net assets for each of the two years in the period ended November 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 14, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2024, $15,532, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2024, 100% of the fund's income dividends were free from federal income tax, and 17.13% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New Jersey Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (Institutional Class); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of Institutional Class, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Institutional Class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of Institutional Class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group").
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the mapped group for 2023 and equal to the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's Institutional Class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.

Other Contractual Expenses. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its respective average net assets, exceed 0.20%.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the Premium Class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.850770.117
SNJ-ANN-0125

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2025